The Alger Retirement Fund
Registration Nos. 33-68124 and 811-07986


CERTIFICATION PURSUANT TO RULE 497 (j)

Pursuant to paragraph (j) of Rule 497 (the "Rule") under the Securities Act of 1933, the above-captioned registrant hereby certifies, in lieu of filing under paragraph (c) of the Rule, that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) would not have differed from that contained in the Registrant's most recent amendment to its registration statement, Post-Effective Amendment No. 6.

THE ALGER RETIREMENT FUND

By: /s/Mary Marsden-Cochran
            Secretary

Date: March 10, 1997